Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

2Basis of preparation

The consolidated financial statements of the Group for the three years ended December 31, 2025, 2024 and 2023 are prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (collectively “IFRS”).

These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination, which have been initially recognized at fair value, and certain financial assets such as the non-listed equity instruments and the convertible loan receivable which are both included in the other non-current assets and the share appreciation rights which are measured at fair value.

The financial statements are prepared on a going concern basis. The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all “currency” values are rounded to the nearest thousand (€000), except when otherwise indicated.

The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

New standards, interpretations and amendments applicable for the annual period beginning on or after 1 January 2025

The following amendments and interpretations issued by the IASB and IFRIC apply for the first time in 2025, but do not have a significant impact on the consolidated financial statements of the Group:

●	Lack of exchangeability – Amendments to IAS 21

Standards and Interpretations issued but not yet effective in the current period

None of the IFRS standards issued, but not yet effective are expected to have a material impact on the Group’s consolidated financial statements, except for IFRS 18, the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss.

IFRS 18 will replace IAS 1; many of the existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the consolidated financial statements, but it might add line items to or change the presentation within the income statement. Additional requirements for management performance measures and aggregation or disaggregation could impact the disclosures as presented in the consolidated financial statements.

IFRS 18 will apply for reporting periods beginning on or after 1 January 2027 and also applies to comparative information. The Group currently does not foresee early adoption.

The Group is still in the process of assessing the impact of the new standard IFRS 18, particularly with respect to the structure of the Group’s statement of profit and loss, the statement of cash flows, additional disclosures required, and how information is grouped in the financial statements.

The following are effective for annual periods beginning after December 31, 2025, are not expected to have a material impact on the consolidated financials statements of the Group and have not been early adopted by the Group:

●	Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7 (January 1, 2026);
●	Annual Improvements to IFRS Accounting Standards - Volume 11 (January 1, 2026);
●	Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7 (January 1, 2026);
●	IFRS 19 Subsidiaries without Public Accountability Disclosures (January 1, 2027).
●	Translation to a hyperinflationary presentation currency - Amendments to IAS 21 (January 1, 2027)